VANECK DIGITAL INDIA ETF

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Capital Goods: 0.6%
IndiaMart InterMesh Ltd. 144A	167	$9,084
Commercial & Professional Services: 1.8%
L&T Technology Services Ltd. 144A	576	25,100
Consumer Durables & Apparel: 1.2%
Dixon Technologies India Ltd.	324	17,265
Consumer Services: 2.2%
MakeMyTrip Ltd. *	1,000	30,700
Diversified Financials: 1.4%
ICICI Securities Ltd. 144A	1,762	11,240
Indian Energy Exchange Ltd. 144A	4,906	8,487
		19,727
Energy: 7.6%
Reliance Industries Ltd. 144A (GDR)	1,842	106,877
Insurance: 1.0%
PB Fintech Ltd. *	2,454	14,119
Media & Entertainment: 5.1%
Affle India Ltd. *	727	11,124
Info Edge India Ltd.	1,275	59,924
		71,048
Retailing: 2.5%
Zomato Ltd. *	46,668	35,314
Software & Services: 60.8%
Coforge Ltd.	333	13,619
Cyient Ltd.	1,709	16,541
Happiest Minds Technologies Ltd.	802	9,679
	Number of Shares	Value
Software & Services (continued)
HCL Technologies Ltd.	7,652	$86,903
Infosys Ltd. (ADR)	6,455	109,542
KPIT Technologies Ltd.	3,741	30,000
Larsen & Toubro Infotech Ltd. 144A	957	51,843
Mindtree Ltd.	1,463	56,056
Mphasis Ltd.	1,883	47,750
One 97 Communications Ltd. *	3,542	27,585
Oracle Financial Services Software Ltd.	471	17,170
Persistent Systems Ltd.	852	33,566
Tanla Platforms Ltd.	1,513	14,443
Tata Consultancy Services Ltd.	2,641	96,789
Tata Elxsi Ltd.	340	35,391
Tech Mahindra Ltd.	5,627	69,069
Wipro Ltd. (ADR)	16,037	75,534
WNS Holdings Ltd. (ADR) *	767	62,771
		854,251
Technology Hardware & Equipment: 1.4%
Redington Ltd.	11,909	20,194
Telecommunication Services: 12.4%
Bharti Airtel Ltd.	10,256	100,374
Indus Towers Ltd.	14,712	35,513
Tata Communications Ltd.	1,556	21,859
Vodafone Idea Ltd. *	175,338	18,810
		176,556
Transportation: 2.0%
Delhivery Ltd. *	3,962	28,170
Total Common Stocks (Cost: $1,793,166)		1,408,405
Total Investments: 100.0% (Cost: $1,793,166)		1,408,405
Liabilities in excess of other assets: 0.0%		(172)
NET ASSETS: 100.0%		$1,408,233

Definitions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Footnotes:

*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $212,631, or 15.1% of net assets.

Restricted securities held by the Fund as of September 30, 2022 are as follows:

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VANECK DIGITAL INDIA ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector	% of Investments	Value
Communication Services	17.5%	$247,605
Consumer Discretionary	5.9	83,279
Energy	7.6	106,877
Financials	2.4	33,846
Industrials	4.5	62,353
Information Technology	62.1	874,445
	100.0%	$1,408,405
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